Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
The Netherlands statutory income tax rate	25.80%	25.00%	25.00%
Unrecognized tax benefit, net	$ 79,300	$ 103,600
Unrecognized tax benefits which may be realized	17,400
Recognized interest (income) expense	(400)	(600)	$ 1,900
Accrued interest and penalties	3,500	3,800
Total foreign net operating losses	375,100
Tax credits	7,600
Earnings retained by subsidiaries and equity accounted investments	984,400
Undistributed earnings not permanently reinvested	16,800
Deferred tax liabilities on unremitted earnings of certain subsidiary	1,000	1,500
Other Long-Term Assets
Operating Loss Carryforwards [Line Items]
Deferred tax assets	56,300	72,900
Other Long-Term Liabilities
Operating Loss Carryforwards [Line Items]
Deferred tax liabilities	17,500	37,600
Additional Paid-In Capital
Operating Loss Carryforwards [Line Items]
Increase (decrease) in the valuation allowance	0	13,513	$ (13,513)
Additional Paid-In Capital | Convertible Notes due 2027
Operating Loss Carryforwards [Line Items]
Increase (decrease) in the valuation allowance		$ 13,500
U.S.
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	131,900
Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	90,300
UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	49,400
Netherlands
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	39,500
Other Foreign Tax Authorities
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	64,000
Operating loss carryforwards not set to expire	$ 22,500